Payroll expenses and compensation - Summary of subscription rights to shares held by key management under the subscription rights incentive plans (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
September 15, 2014 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 07, 2019
Exercise Price (NOK per share)	kr 4.45
Number outstanding			350,000
February 26, 2016 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2020
Exercise Price (NOK per share)	kr 8.10
Number outstanding			375,000
August 10, 2016 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 11, 2021
Exercise Price (NOK per share)	kr 7.79
Number outstanding		775,000	500,000
November 9, 2016 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 11, 2021
Exercise Price (NOK per share)	kr 6.59
Number outstanding		1,400,000	1,400,000
February 24, 2017 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 11, 2021
Exercise Price (NOK per share)	kr 6.59
Number outstanding		750,000	750,000
August 9, 2017 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2022
Exercise Price (NOK per share)	kr 7.76
Number outstanding		515,000	830,000
February 21, 2018 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2022
Exercise Price (NOK per share)	kr 4.67
Number outstanding		4,500,000	4,500,000
May 9, 2018 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2023
Exercise Price (NOK per share)	kr 4.28
Number outstanding		2,250,000	3,000,000
August 14, 2019 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2024
Exercise Price (NOK per share)	kr 1.65
Number outstanding	2,327,800	3,774,000
February 26, 2020 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2024
Exercise Price (NOK per share)	kr 1.11
Number outstanding	5,000,000
June 17, 2020 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 15, 2025
Exercise Price (NOK per share)	kr 1.71
Number outstanding	1,125,000